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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage, LLC
                 ---------------------------------
   Address:      111 West Jackson Blvd, 20th Floor
                 ---------------------------------
                 Chicago, IL 60604
                 ---------------------------------

                 ---------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Shimanek
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   312 692 5011
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ William J. Shimanek         Chicago, Illinois   November 12, 2007
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         104
                                        --------------------

Form 13F Information Table Value Total:        692,192
                                        --------------------
                                            (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

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
Column 1                       Column 2       Column 3  Column 4      Column 5        Column 6  Column 7         Column 8
----------------------------- --------------- --------- -------- ------------------- ---------- -------- -------------------------
                                                         VALUE   SHRS OR    SH/ PUT/ INVESTMENT OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (X$1000) PRN AMT    PRN CALL DISCRETION MANAGERS SOLE    SHARED     NONE
----------------------------------------------------------------------------------------------------------------------------------
ASM INTL NV                   BOND            00207DAG7    3,524  2,500,000 PRN      SOLE                      2,500,000
ADVANCED MICRO DEVICES INC    COM             007903957    1,014     76,800     PUT  SOLE                N/A
AMAZON COM INC                COM             023135906    5,151     55,300     CALL SOLE                N/A
AMAZON COM INC                BOND            023135AF3   24,701 20,083,000 PRN      SOLE                     20,083,000
AMERICAN AXLE & MFG HLDGS IN  COM             024061953      631     25,000     PUT  SOLE                N/A
AMERICAN FINL GROUP INC OHIO  BOND            025932AD6    2,503  5,000,000 PRN      SOLE                      5,000,000
AMERICAN FINL RLTY TR         BOND            02607PAB3    8,881  9,500,000 PRN      SOLE                      9,500,000
AMGEN INC                     BOND            031162AL4      342    528,000 PRN      SOLE                        528,000
AMGEN INC                     BOND            031162AN0   11,650 12,500,000 PRN      SOLE                     12,500,000
AMYLIN PHARMACEUTICALS INC    COM             032346108      238      4,750 SH       SOLE                          4,750
ANNALY CAP MNGT INC           COM             035710959    1,247     78,300     PUT  SOLE                N/A
AON CORP                      BOND            037389AT0    5,221  2,500,000 PRN      SOLE                      2,500,000
APPLE INC                     COM             037833100      461      3,000 SH       SOLE                          3,000
APPLE INC                     COM             037833900   10,748     70,000     PUT  SOLE                N/A
ARCHSTONE SMITH TR            COM             039583959      118      2,000     PUT  SOLE                N/A
ARCHSTONE SMITH OPER TR       BOND            039584AC1   13,483 12,850,000 PRN      SOLE                     12,850,000
ATHEROGENICS INC              COM             047439954      405    243,800     PUT  SOLE                N/A
ATHEROGENICS INC              BOND            047439AD6    2,972  9,250,000 PRN      SOLE                      9,250,000
BLACKROCK INC                 BOND            09247XAB7   17,534 10,000,000 PRN      SOLE                     10,000,000
BOSTON PPTYS LTD PARTNERSHIP  BOND            10112RAG9   21,231 18,750,000 PRN      SOLE                     18,750,000
CAESARS ENTMT INC             BOND            127687AB7   33,616 25,000,000 PRN      SOLE                     25,000,000
CAPITALSOURCE INC             BOND            14055XAE2    5,124  5,000,000 PRN      SOLE                      5,000,000
CARNIVAL CORP                 BOND            143658AS1    7,186  8,804,000 PRN      SOLE                      8,804,000
CHEESECAKE FACTORY INC        COM             163072901    2,347    100,000     CALL SOLE                N/A
CIENA CORP                    BOND            171779AA9    4,065  4,100,000 PRN      SOLE                      4,100,000
CONSECO INC                   COM             208464883      451     28,200 SH       SOLE                         28,200
CONSECO INC                   COM             208464953      800     50,000     PUT  SOLE                N/A
COOPER COS INC                BOND            216648AG0   12,275 10,000,000 PRN      SOLE                     10,000,000
COVENTRY HEALTH CARE INC      COM             222862104      317      5,100 SH       SOLE                          5,100
CYPRESS SEMICONDUCTOR CORP    BOND            232806AK5    6,548  5,000,000 PRN      SOLE                      5,000,000
CYTYC CORP                    BOND            232946AB9    5,533  3,444,000 PRN      SOLE                      3,444,000
DST SYSTEMS INC DEL           BOND            233326AD9   31,823 17,957,000 PRN      SOLE                     17,957,000
DICKS SPORTING GOODS INC      BOND            253393AB8    5,910  5,000,000 PRN      SOLE                      5,000,000
EMCORE CORP                   BOND            290846AC8   13,552  9,240,000 PRN      SOLE                      9,240,000
ENZON PHARMACEUTICALS INC     BOND            293904AE8    2,762  2,500,000 PRN      SOLE                      2,500,000
EXPEDIA INC DEL               WARRANT         30212P121    9,465    287,809 SH       SOLE                        287,809
FEI CO                        BOND            30241LAD1   32,255 26,750,000 PRN      SOLE                     26,750,000
FINANCIAL FED CORP            BOND            317492AF3    5,412  5,000,000 PRN      SOLE                      5,000,000
FORD MTR CO DEL               COM             345370950      425     50,000     PUT  SOLE                N/A
FREEDOM ACQUISITION HLDGS IN  WARRANT         35645F111   10,749    955,500 SH       SOLE                        955,500
GENERAL MTRS CORP             PREFERRED STOCK 370442691    6,699    240,000 SH       SOLE                        240,000
GENERAL MTRS CORP             PREFERRED STOCK 370442717    9,796    400,000 SH       SOLE                        400,000
GLOBAL CROSSING LTD           BOND            37932JAA1    5,574  4,900,000 PRN      SOLE                      4,900,000
GOOGLE INC                    COM             38259P508    3,602      6,350 SH       SOLE                          6,350
GOOGLE INC                    COM             38259P958   27,739     48,900     PUT  SOLE                N/A
GREY GLOBAL GROUP INC         BOND            39787MAB4    5,312  4,000,000 PRN      SOLE                      4,000,000
IMCLONE SYS INC               COM             45245W109      248      5,992 SH       SOLE                          5,992
IMCLONE SYS INC               COM             45245W959    1,240     30,000     PUT  SOLE                N/A
IMCLONE SYS INC               BOND            45245WAF6    2,798  3,000,000 PRN      SOLE                      3,000,000
INCYTE CORP                   BOND            45337CAF9    9,184 10,000,000 PRN      SOLE                     10,000,000
INFORMATICA CORP              BOND            45666QAB8    5,178  5,000,000 PRN      SOLE                      5,000,000
JAGUAR MNG INC                COM             47009M103      223     25,000 SH       SOLE                         25,000
JAKKS PAC INC                 BOND            47012EAB2    2,947  2,000,000 PRN      SOLE                      2,000,000
JANUS CAP GROUP INC           COM             47102X105    1,179     41,700 SH       SOLE                         41,700
JUNIPER NETWORKS INC          BOND            48203RAC8    4,560  2,500,000 PRN      SOLE                      2,500,000
K V PHARMACEUTICAL CO         BOND            482740AC1    3,163  2,500,000 PRN      SOLE                      2,500,000
LINCOLN NATL CORP IND         COM             534187959    1,319     20,000     PUT  SOLE                N/A
LOWES COS INC                 BOND            548661CG0      819    809,000 PRN      SOLE                        809,000
M-SYSTEMS FIN INC             BOND            55375VAB8   13,728  9,000,000 PRN      SOLE                      9,000,000
MEDAREX INC                   COM             583916901      708     50,000     CALL SOLE                N/A
MEDIA & ENTMT HOLDINGS INC    COM             58439W108      554     75,000 SH       SOLE                         75,000
MEDIA & ENTMT HOLDINGS INC    WARRANT         58439W116      554     75,000 SH       SOLE                         75,000
MENTOR GRAPHICS CORP          COM             587200106    3,370    223,200 SH       SOLE                        223,200

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
MIRANT CORP NEW               WARRANT         60467R118    9,442    232,100 SH       SOLE                        232,100
NAVIOS MARITIME HOLDINGS INC  WARRANT         621961116    2,833    215,600 SH       SOLE                        215,600
NABORS INDS INC               BOND            629568AP1    9,617 10,000,000 PRN      SOLE                     10,000,000
NASH FINCH CO                 BOND            631158AD4    3,091  6,462,000 PRN      SOLE                      6,462,000
NEUROCRINE BIOSCIENCES INC    COM             64125C909      500     50,000     CALL SOLE                N/A
NEWMONT MINING CORP           BOND            651639AF3    1,143  1,000,000 PRN      SOLE                      1,000,000
NORTHWESTERN CORP             WARRANT         668074115      833     34,036 SH       SOLE                         34,036
PSS WORLD MED INC             BOND            69366AAB6      593    500,000 PRN      SOLE                        500,000
PRIDE INTL INC DEL            COM             74153Q102      775     21,200 SH       SOLE                         21,200
PROTEIN DESIGN LABS INC       BOND            74369LAD5   16,221 14,000,000 PRN      SOLE                     14,000,000
QUANTUM CORP                  COM             747906204      277     81,600 SH       SOLE                         81,600
QWEST COMMINUCATIONS INTL INC COM             749121959      275     30,000     PUT  SOLE                N/A
 RAYTHEON CO                  WARRANT         755111119    6,184     96,900 SH       SOLE                         96,900
RED HAT INC                   BOND            756577AB8   15,058 15,000,000 PRN      SOLE                     15,000,000
SBA COMMUNICATIONS CORP       BOND            78388JAJ5    2,867  2,500,000 PRN      SOLE                      2,500,000
SPDR TR                       COM             78462F903    7,629     50,000     CALL SOLE                N/A
SAKS INC                      BOND            79377WAL2    8,957  5,950,000 PRN      SOLE                      5,950,000
SARA LEE CORP                 COM             803111103       83      5,000 SH       SOLE                          5,000
SARA LEE CORP                 COM             803111953    1,449     86,800     PUT  SOLE                N/A
SCHEIN HENRY INC              BOND            806407AB8   19,932 14,072,000 PRN      SOLE                     14,072,000
SCHLUMBERGER LTD              BOND            806857AD0   65,640 25,000,000 PRN      SOLE                     25,000,000
SELECT SECTOR SPDR TR         COM             81369Y905    2,653     77,300     CALL SOLE                N/A
SELECTIVE INS GROUP INC       BOND            816300AB3   15,742 28,500,000 PRN      SOLE                     28,500,000
SILICON VY BANCSHARES         BOND            827064AC0   16,942 12,000,000 PRN      SOLE                     12,000,000
SIRIUS SATELLITE RADIO INC    BOND            82966UAD5    1,922  2,000,000 PRN      SOLE                      2,000,000
SONOSITE INC                  BOND            83568GAA2    3,338  3,250,000 PRN      SOLE                      3,250,000
SUPERVALU INC                 BOND            868536AP8    2,850  7,500,000 PRN      SOLE                      7,500,000
TJX COS INC NEW               BOND            872540AL3    5,895  6,054,000 PRN      SOLE                      6,054,000
TEXAS INSTRS INC              COM             882508104      183      5,000 SH       SOLE                          5,000
TEXAS INSTRS INC              COM             882508954    1,098     30,000     PUT  SOLE                N/A
THORATEC CORP                 BOND            885175AB5    2,488  3,500,000 PRN      SOLE                      3,500,000
THORNBURG MTG INC             PREFERRED STOCK 885218701   14,162    507,800 SH       SOLE                        507,800
THORNBURG MTG INC             COM             885218957      876     68,200     PUT  SOLE                N/A
TRANSOCEAN SEDCO FOREX INC    BOND            893830AD1    6,773  4,300,000 PRN      SOLE                      4,300,000
UNITED RENTALS INC            COM             911363909      344     10,700     CALL SOLE                N/A
UNITED RENTALS NORTH AMER IN  BOND            911365AH7    1,646  1,120,000 PRN      SOLE                      1,120,000
VORNADO RLTY TR               BOND            929042AC3    2,815  3,000,000 PRN      SOLE                      3,000,000
WMS INDS INC                  BOND            929297AE9    3,805  1,500,000 PRN      SOLE                      1,500,000
WHIRLPOOL CORP                COM             963320106      410      4,600 SH       SOLE                          4,600
NOBLE CORPORATION             SHS             G65422100      304      6,200 SH       SOLE                          6,200
NOBLE CORPORATION             COM             G65422950    1,383     28,200     PUT  SOLE                N/A
